Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions					9 Months Ended	12 Months Ended
	Feb. 01, 2021	Jan. 14, 2021	Jul. 02, 2020	Feb. 18, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 07, 2020
Sale of Stock [Line Items]
Common stock, authorized (shares)					200,000,000	200,000,000	52,000,000	200,000,000
Common stock, par value (usd per share)					$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, authorized (shares)					10,000,000	10,000,000		10,000,000
Preferred stock, par value (usd per share)					$ 0.00001	$ 0.00001		$ 0.00001
Lemonade Foundation [Member] | Affiliated Entity [Member]
Sale of Stock [Line Items]
Contribution to the Lemonade Foundation (shares)				500,000	500,000	500,000
IPO [Member]
Sale of Stock [Line Items]
Common stock sold (shares)			12,650,000
Common stock sold, price (usd per share)			$ 29
Net proceeds from sale			$ 335.6
Offering costs, expensed							$ 3.5
Underwriter's option
Sale of Stock [Line Items]
Common stock sold (shares)		718,647	1,650,000
Net proceeds from sale	$ 114.6	$ 114.6